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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2002

                 Check here if Amendment [ ]; Amendment Number:

               This Amendment (check only one.)   [ ] is a restatement.
                                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                         Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael E. Dulberg
Title: First Vice President and Chief Accounting Officer
Phone: 773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg     Chicago, IL August 8, 2002

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $ 168,736
                                        (thousands)

List of Other Included Managers:        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None




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                           FORM 13F INFORMATION TABLE


                                                           VALUE    SHRS OR  SH/  PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL    DISCRETION   MANAGERS   SOLE  SHARED  NONE
     --------------            --------------    -----    --------  -------  ---  ----    ----------   --------   ----  ------  ----
AMCORE FINL INC                 COMMON SHARES   023912108    3,302   142,500  SH           SOLE                  142,500
AMSOUTH BANCORPORATION          COMMON SHARES   032165102   10,429   466,015  SH           SOLE                  466,015
ASSOCIATED BANC CORP            COMMON SHARES   045487105    3,046    80,786  SH           SOLE                   80,786
BANK OF AMERICA CORPORATION     COMMON SHARES   060505104    7,027    99,873  SH           SOLE                   99,873
BANK NEW YORK INC               COMMON SHARES   064057102    3,375   100,000  SH           SOLE                  100,000
BANK ONE CORP                   COMMON SHARES   06423A103    5,299   137,700  SH           SOLE                  137,700
BANKNORTH GROUP INC NEW         COMMON SHARES   06646R107    2,342    90,000  SH           SOLE                   90,000
CHARTER ONE FINL INC            COMMON SHARES   160903100   11,085   322,417  SH           SOLE                  322,417
CITIGROUP INC                   COMMON SHARES   172967101    8,719   225,000  SH           SOLE                  225,000
COMERICA INC                    COMMON SHARES   200340107   14,816   241,300  SH           SOLE                  241,300
COMMERCE BANCSHARES INC         COMMON SHARES   200525103    1,143    25,843  SH           SOLE                   25,843
COMPASS BANCSHARES INC          COMMON SHARES   20449H109    3,654   108,750  SH           SOLE                  108,750
FIDELITY BANCORP INC DEL        COMMON SHARES   31583B105    1,778    82,500  SH           SOLE                   82,500
1ST SOURCE CORP                 COMMON SHARES   336901103      470    18,992  SH           SOLE                   18,992
FIRST VA BANKS INC              COMMON SHARES   337477103      957    17,850  SH           SOLE                   17,850
FLEETBOSTON FINL CORP           COMMON SHARES   339030108   13,715   423,960  SH           SOLE                  423,960
HIBERNIA CORP                   COMMON SHARES   428656102    3,052   154,200  SH           SOLE                  154,200
JP MORGAN CHASE & CO            COMMON SHARES   46625H100   10,824   319,100  SH           SOLE                  319,100
MAF BANCORP INC                 COMMON SHARES   55261R108    7,825   208,125  SH           SOLE                  208,125
MELLON FINL CORP                COMMON SHARES   58551A108    3,143   100,000  SH           SOLE                  100,000
MERCANTILE BANKSHARES CORP      COMMON SHARES   587405101    2,400    58,500  SH           SOLE                   58,500
MERRILL LYNCH & CO INC          COMMON SHARES   590188108    5,346   132,000  SH           SOLE                  132,000
MORGAN STANLEY DEAN WITTER&CO   COMMON SHARES   617446448    3,533    82,000  SH           SOLE                   82,000
NATIONAL CITY CORP              COMMON SHARES   635405103    2,478    74,520  SH           SOLE                   74,520
OLD SECOND BANCORP INC ILL      COMMON SHARES   680277100   10,103   275,000  SH           SOLE                  275,000
PROVIDENT BANCSHARES CORP       COMMON SHARES   743859100    1,037    43,758  SH           SOLE                   43,758
SOUTHTRUST CORP                 COMMON SHARES   844730101    5,117   195,900  SH           SOLE                  195,900
SUNTRUST BKS INC                COMMON SHARES   867914103    3,250    48,000  SH           SOLE                   48,000
U S BANCORP DEL                 COMMON SHARES   902973304    6,278   268,871  SH           SOLE                  268,871
UNION PLANTERS CORP             COMMON SHARES   908068109    4,647   143,555  SH           SOLE                  143,555
WACHOVIA CORP 2ND NEW           COMMON SHARES   929903102    8,546   223,840  SH           SOLE                  223,840